UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2011
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Deccan Value Investors L.P.
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Address:   One Fawcett Place
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           Greenwich, CT 06830
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Form 13F File Number: 028-14246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malik
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Title:     Chief Operating Officer
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Phone:     203-983-7203
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Signature, Place, and Date of Signing:

        /s/   John Malik          Greenwich, Connecticut    February 13, 2012
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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
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Form 13F Information Table Entry Total:              6
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Form 13F Information Table Value Total:          $123,041
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                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form File Number  Name

1.   028-14247         Vinit  Bodas

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
COCA COLA ENTERPRISES INC NE COM            19122T109   16,886   655,000 SH       DEFINED       1       655,000      0    0
MARRIOTT VACATIONS WRLDWDE C COM            57164Y107   14,195   827,212 SH       DEFINED       1       827,212      0    0
MICROSOFT CORP               COM            594918104   14,875   573,007 SH       DEFINED       1       573,007      0    0
MOLSON COORS BREWING CO      CL B           60871R209   18,167   417,250 SH       DEFINED       1       417,250      0    0
NEWS CORP                    CL A           65248E104   27,424 1,537,200 SH       DEFINED       1     1,537,200      0    0
STATE STR CORP               COM            857477103   31,494   781,300 SH       DEFINED       1       781,300      0    0